Schedule of Investments (unaudited)
August 31, 2022
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 2.6%
TELUS Corp.	1,456,192	$ 32,797,167
Denmark — 2.6%
Novo Nordisk A/S, Class B	301,194	32,201,808
France — 12.4%
Air Liquide SA	154,623	19,376,245
EssilorLuxottica SA	169,271	25,210,795
Kering SA	47,229	23,697,269
LVMH Moet Hennessy Louis Vuitton SE	37,920	24,468,522
Sanofi	450,433	36,822,825
Schneider Electric SE	215,694	25,636,826
		155,212,482
Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	43,554,600	12,719,211
Japan — 1.4%
KDDI Corp.	592,900	18,143,411
Mexico — 1.0%
Wal-Mart de Mexico SAB de CV	3,901,372	12,784,780
Netherlands — 1.5%
Koninklijke KPN NV	5,738,958	18,261,914
Portugal — 2.4%
EDP - Energias de Portugal SA	6,440,685	30,758,102
Singapore — 1.3%
DBS Group Holdings Ltd.	681,200	15,860,724
Spain — 2.3%
Industria de Diseno Textil SA	1,360,785	29,381,300
Sweden — 1.9%
Epiroc AB, Class A	1,521,918	23,286,585
Switzerland — 4.5%
TE Connectivity Ltd.	234,844	29,639,661
Zurich Insurance Group AG	60,010	26,638,421
		56,278,082
Taiwan — 4.5%
MediaTek, Inc.	1,031,000	22,307,476
Taiwan Semiconductor Manufacturing Co. Ltd.	2,110,000	34,540,270
		56,847,746
United Kingdom — 15.8%
AstraZeneca PLC	295,070	36,497,898
Diageo PLC	592,696	25,750,505
Ferguson PLC	217,025	25,133,267
Security	Shares	Value
United Kingdom (continued)
Prudential PLC	2,702,360	$ 28,361,711
Reckitt Benckiser Group PLC	522,317	40,302,815
RELX PLC	931,354	24,373,736
Taylor Wimpey PLC	14,200,941	17,815,576
		198,235,508
United States — 43.8%
AbbVie, Inc.	213,472	28,703,445
Assurant, Inc.	149,140	23,637,199
Baker Hughes Co.	755,828	19,092,215
Chevron Corp.	90,335	14,278,350
Citizens Financial Group, Inc.	715,130	26,230,968
Estee Lauder Cos., Inc., Class A	49,715	12,646,502
Fidelity National Information Services, Inc.	354,127	32,356,584
Intercontinental Exchange, Inc.	306,825	30,943,301
International Flavors & Fragrances, Inc.	109,403	12,086,843
Intuit, Inc.	85,009	36,705,186
M&T Bank Corp.	191,802	34,865,768
Medtronic PLC	292,404	25,708,160
Microsoft Corp.	177,142	46,317,319
Otis Worldwide Corp.	380,178	27,456,455
Paychex, Inc.	194,289	23,963,605
Philip Morris International, Inc.	281,091	26,841,380
Synchrony Financial	819,909	26,852,020
United Parcel Service, Inc., Class B	132,503	25,773,159
UnitedHealth Group, Inc.	64,198	33,339,947
Visa, Inc., Class A	134,510	26,728,482
Williams Cos., Inc.	433,837	14,763,473
		549,290,361
Total Long-Term Investments — 99.0% (Cost: $1,192,788,226)		1,242,059,181
Short-Term Securities(a)(b)
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	9,359,508	9,359,508
Total Short-Term Securities — 0.8% (Cost: $9,359,508)		9,359,508
Total Investments — 99.8% (Cost: $1,202,147,734)		1,251,418,689
Other Assets Less Liabilities — 0.2%		2,704,195
Net Assets — 100.0%		$ 1,254,122,884
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 5,474,120	$ 3,885,388(a)	$ —	$ —	$ —	$ 9,359,508	9,359,508	$ 30,064	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Global Dividend Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 32,797,167	$ —	$ —	$ 32,797,167
Denmark	—	32,201,808	—	32,201,808
France	—	155,212,482	—	155,212,482
Indonesia	—	12,719,211	—	12,719,211
Japan	—	18,143,411	—	18,143,411
Mexico	12,784,780	—	—	12,784,780
Netherlands	—	18,261,914	—	18,261,914
Portugal	—	30,758,102	—	30,758,102
Singapore	—	15,860,724	—	15,860,724
Spain	—	29,381,300	—	29,381,300
Sweden	—	23,286,585	—	23,286,585
Switzerland	29,639,661	26,638,421	—	56,278,082
Taiwan	—	56,847,746	—	56,847,746
United Kingdom	—	198,235,508	—	198,235,508
United States	549,290,361	—	—	549,290,361
Short-Term Securities
Money Market Funds	9,359,508	—	—	9,359,508
	$ 633,871,477	$ 617,547,212	$ —	$ 1,251,418,689
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